UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 6/30/13

Item 1.  Reports to Stockholders.

INNEALTA CAPITAL SECTOR ROTATION PORTFOLIO

INNEALTA CAPITAL COUNTRY ROTATION PORTFOLIO

Semi-Annual Report

June 30, 2013

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

PERFORMANCE REVIEW

The Innealta Capital Sector Rotation Portfolio reported a loss of 3.18% on a total-return fiscal-year-to-date basis through 06.30.13. This compares to a loss of 2.44% for the fund’s benchmark, the Barclays Capital U.S. Aggregate Index (BarCap Aggregate).

The Innealta Capital Country Rotation Portfolio reported a loss of 2.78% on a total-return fiscal-year-to-date basis through 06.30.13. This compares to a loss of 2.44% for the fund’s benchmark, the Barclays Capital U.S. Aggregate Index (BarCap Aggregate).

PORTFOLIO REVIEW AND OUTLOOK

In the early part of the second calendar quarter, the Investment Committee repositioned the fixed income components of the two Rotation Portfolios by shortening duration and reducing credit spread exposures. These shifts took place well in advance of the June degradations in the domestic fixed income space. In hindsight, these moves were well-timed for sidestepping the rising yield environment, which saw the 10-year benchmark U.S. Treasury bond yield spike above 2.70%, a more than 100 basis point increase from early May. The decision to reduce risk exposures within the fixed income space was, at the time, predicated on the evolving dynamic that saw risk being priced out of so many markets, and a prospective view that incorporated the potential for a bear steepener in the term structure of interest rates, a scenario in which long-term rates rise more quickly than short-term rates.

The resulting portfolio expressed a yield more accommodative to portfolio income than a more generic exposure to the broader U.S. fixed income market, while offering greater diversification and lower duration risk. In other words, the portfolio retained a more attractive yield/duration ratio with higher yield and lower duration provided by a more diversified mix of fixed income segments.

Through the first half of the fiscal year, the Investment Committee retained a conservative stance in the Sector RotationPortfolio, maintaining 100% in the Fixed Income Portfolio through the end of June. Based on their reviews of the quantitative framework, the Committee failed to find fundamental support for exposure to the U.S. equity market, as the gains in the major indices near exclusively reflected an accelerating expansion in valuation, and by quarter end, a corresponding increase in volatility.

The Investment Committee’s reviews of most non-U.S. equity markets left the team more comfortable retaining the fixed income positions through much of the first half of fiscal 2013. Late in the second quarter, however, the Committee’s review of the quantitative framework, in light of equity market corrections in the emerging markets space and Korea, led the team to establish short- to medium-term equity positions in several country equity markets.

Opportunities in the emerging markets space notwithstanding, equity valuation levels in most countries are returning to levels that seem overoptimistic given the weaknesses in the global economy. The Committee believes that further corrections are on the horizon and is therefore ready to stand by and wait for new opportunities to arise. This is particularly true for the U.S. and Europe, where the team has been observing a severe decoupling between the real economy and capital market valuations due to extremely loose monetary policy. This monetary policy bubble has continued to inflate to enormous proportions. At some point it would seem this bubble is going to burst as it will become unsustainable for even the richest country to finance. The experience over the last few months in the U.S. has demonstrated the market’s extreme sensitivity to the possibility of reductions in monetary stimulus efforts, or their phasing out, over time. The argument that market valuations are almost entirely policy driven, rather than driven by the real economy, holds for both the U.S. and Europe. For these two regions to become attractive again, significant market corrections will be needed. Asia Pacific and Latin America present more immediate investment opportunities.

Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.  Unmanaged index returns do not reflect any fees, expenses or sales charges and you cannot invest directly in an index.

1977-NLD-8/13/2013

INNEALTA CAPITAL SECTOR ROTATION PORTFOLIO

PORTFOLIO REVIEW (Unaudited)

June 30, 2013

The Portfolio’s performance figures* for the six months ended June 30, 2013, compared to its benchmarks:

	Six Months	Inception** - June 30, 2013
Innealta Capital Sector Rotation Portfolio – Class 2	(3.18)%	(2.60)%
Barclays Capital Aggregate Bond Index	(2.44)%	(2.62)%
S&P 500 Total Return Index	13.82%	18.30%
Blended Benchmark Index***	7.10%	9.54%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. The Portfolio’s estimated total annual operating expenses are 1.72% for Class 2 shares per the May 1, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

** The Portfolio’s inception date is November 8, 2012.

The Barclays Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

       *** The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% Barclays Capital Aggregate Bond

      Index.

The Portfolio holds assets in the following Classes:

Asset Class	% of Net Assets
Debt Funds	95.4%
Other, Cash & Cash Equivalents	4.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

INNEALTA CAPITAL COUNTRY ROTATION PORTFOLIO

PORTFOLIO REVIEW (Unaudited)

June 30, 2013

The Portfolio’s performance figures* for the six months ended June 30, 2013, compared to its benchmarks:

	Six Months	Inception** - June 30, 2013
Innealta Capital Country Rotation Portfolio - Class 2	(2.78)%	(2.20)%
Barclays Capital Aggregate Bond Index MSCI All Country World exUSA Net Index	(2.44)% (0.04)%	(2.62)% 6.41%
Blended Benchmark Index***	(0.96)%	2.77%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. The Portfolio’s estimated total annual operating expenses are 1.72% for Class 2 shares per the May 1, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

** The Portfolio’s inception date is November 8, 2012.

The Barclays Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The MSCI All Country World exUSA Net Index is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

*** The Blended Benchmark Index represents a blend of 60% MSCI All Country World exUSANet Index and 40% Barclays

 Capital Aggregate Bond Index.

The Portfolio holds assets in the following Classes:

Asset Class	% of Net Assets
Debt Funds Equity Funds	67.0% 29.7%
Other, Cash & Cash Equivalents	3.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

Innealta Capital Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 95.4%
	DEBT FUNDS - 95.4%
258	iShares Emerging Markets High Yield Bond Fund	$ 12,900
846	iShares Floating Rate Bond ETF	42,808
118	iShares JPMorgan USD Emerging Markets Bond ETF	12,924
404	iShares MBS ETF	42,513
564	Market Vectors Emerging High Yield Bond ETF	14,190
565	Market Vectors Emerging Markets Local Currency Bond ETF	13,707
541	Market Vectors International High Yield Bond ETF	14,071
276	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	28,337
356	SPDR Barclays High Yield Bond ETF	14,058
336	Vanguard Intermediate-Term Corporate Bond ETF	27,922
284	Vanguard Short-Term Bond ETF	22,740
358	Vanguard Short-Term Corporate Bond ETF	28,318
	TOTAL EXCHANGE TRADED FUNDS (Cost $283,331)	274,488

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
7,952	BlackRock Liquidity Funds T-Fund Portfolio - Institutional, to yield 0.01% ^ (Cost $7,952)	7,952

	TOTAL INVESTMENTS - 98.2% (Cost $291,283) (a)	$ 282,440
	OTHER ASSETS LESS LIABILITIES - 1.8%	5,197
	NET ASSETS - 100.0%	$ 287,637

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $291,283 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(8,843)
	Net Unrealized Depreciation:	$ (8,843)

^ Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 96.7%
	DEBT FUNDS - 67.0%
194	iShares Emerging Markets High Yield ETF	$ 9,700
356	iShares Floating Rate Bond ETF	18,014
189	iShares JPMorgan USD Emerging Markets Bond Fund	20,701
167	iShares MBS ETF	17,573
710	Market Vectors Emerging High Yield Bond ETF	17,864
890	Market Vectors Emerging Markets Local Currency Bond ETF	21,591
679	Market Vectors International High Yield Bond ETF	17,661
347	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	35,627
422	Vanguard Intermediate-Term Corporate Bond ETF	35,068
357	Vanguard Short-Term Bond ETF	28,585
225	Vanguard Short-Term Corporate Bond ETF	17,798
		240,182
	EQUITY FUND - 29.7%
511	iShares MSCI All Peru Capped ETF	17,440
408	iShares MSCI Brazil Capped ETF	17,895
955	iShares MSCI Hong Kong ETF	17,486
755	iShares MSCI India ETF	17,727
334	iShares MSCI South Korea Capped ETF	17,769
726	Market Vectors Russia ETF	18,266
		106,583

	TOTAL EXCHANGE TRADED FUNDS (Cost $354,836)	346,765

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
7,711	BlackRock Liquidity Funds T-Fund Portfolio - Institutional, to yield 0.01% ^ (Cost $7,711)	7,711

	TOTAL INVESTMENTS - 98.8% (Cost $362,547) (a)	$ 354,476
	OTHER ASSETS LESS LIABILITIES - 1.2%	4,150
	NET ASSETS - 100.0%	$ 358,626

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $362,547and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 648
	Unrealized Depreciation:	(8,719)
	Net Unrealized Depreciation:	$ (8,071)

^ Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.

See accompanying notes to financial statements.

Innealta Capital Portfolios
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

	Innealta Capital Sector Rotation Portfolio	Innealta Capital Country Rotation Portfolio
ASSETS
Investment securities:
At cost	$ 291,283	$ 362,547
At value	$ 282,440	$ 354,476
Due from Adviser	5,002	1,042
Dividends and interest receivable	216	4,259
Prepaid expenses & other assets	3,524	3,524
TOTAL ASSETS	291,182	363,301

LIABILITIES
Fees payable to other affiliates	163	25
Distribution (12b-1) fees payable	53	56
Payable for Portfolio shares redeemed	24	124
Accrued expenses and other liabilities	3,305	4,470
TOTAL LIABILITIES	3,545	4,675
NET ASSETS	$ 287,637	$ 358,626

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 295,296	$ 364,089
Undistributed net investment income	1,471	1,967
Undistributed net realized gain(loss) from security transactions	(287)	641
Net unrealized depreciation of investments	(8,843)	(8,071)
NET ASSETS	$ 287,637	$ 358,626

Net Asset Value Per Share:
Class 2 Shares:
Net Assets	$ 287,637	$ 358,626
Shares of beneficial interest outstanding	29,526	36,667
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.74	$ 9.78

See accompanying notes to financial statements.

Innealta Capital Portfolios
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2013

	Innealta Capital Sector Rotation Portfolio	Innealta Capital Country Rotation Portfolio

INVESTMENT INCOME
Dividends	$ 2,726	$ 2,963
Interest	1	1
TOTAL INVESTMENT INCOME	2,727	2,964

EXPENSES
Investment advisory fees	953	783
Distribution (12b-1) fees:
Class 2	238	196
Compliance officer fees	5,761	5,185
Audit fees	5,476	5,476
Custody fees	2,436	2,436
Trustees' fees	1,713	1,713
Administration fees	1,537	1,499
Legal fees	1,018	946
Shareholder reporting expense	579	291
Shareholder service fees	190	157
Insurance expense	179	179
Other expenses	239	239
TOTAL EXPENSES	20,319	19,100
Less: Fees waived and expenses reimbursed by the Adviser	(18,886)	(17,926)

NET EXPENSES	1,433	1,174
NET INVESTMENT INCOME	1,294	1,790

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
Net realized gain(loss) from security transactions	(316)	612
Net change in unrealized appreciation(depreciation) on investments	(8,980)	(8,217)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(9,296)	(7,605)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (8,002)	$ (5,815)

See accompanying notes to financial statements.

Innealta Capital Sector Rotation Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2013	Period Ended
	(Unaudited)	December 31, 2012 (a)
FROM OPERATIONS
Net investment income	$ 1,294	$ 177
Net realized gain(loss) from security transactions	(316)	-
Distributions of realized gains from underlying investment companies	-	29
Net change in unrealized appreciation(depreciation) of investments	(8,980)	137
Net increase(decrease) in net assets resulting from operations	(8,002)	343

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	332,933	62,574
Payments for shares redeemed
Class 2	(100,209)	(2)
Net increase in net assets from shares of beneficial interest	232,724	62,572

TOTAL INCREASE IN NET ASSETS	224,722	62,915

NET ASSETS
Beginning of Period	62,915	-
End of Period*	$ 287,637	$ 62,915
*Includes undistributed net investment income of:	$ 1,471	$ 177

SHARE ACTIVITY - CLASS 2
Shares sold	33,204	6,255
Shares redeemed	(9,933)	-	(b)
Net increase in shares of beneficial interest outstanding	23,271	6,255

(a)	The Innealta Capital Sector Rotation Portfolio commenced operations on November 8, 2012.
(b) Less than 1 share.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2013	Period Ended
	(Unaudited)	December 31, 2012 (b)
FROM OPERATIONS
Net investment income	$ 1,790	$ 177
Net realized gain from security transactions	612	-
Distributions of realized gains from underlying investment companies	-	29
Net change in unrealized appreciation(depreciation) of investments	(8,217)	146
Net increase(decrease) in net assets resulting from operations	(5,815)	352

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	402,688	63,089
Payments for shares redeemed
Class 2	(101,681)	(7)
Net increase in net assets from shares of beneficial interest	301,007	63,082

TOTAL INCREASE IN NET ASSETS	295,192	63,434

NET ASSETS
Beginning of Period	63,434	-
End of Period*	$ 358,626	$ 63,434
*Includes undistributed net investment income of:	$ 1,471	$ 177

SHARE ACTIVITY - CLASS 2
Shares sold	40,444	6,308
Shares redeemed	(10,084)	(1)
Net increase in shares of beneficial interest outstanding	30,360	6,307

(b)	The Innealta Capital Country Rotation Portfolio commenced operations on November 8, 2012.

See accompanying notes to financial statements.

Innealta Capital Sector Rotation Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

		Class 2	Class 2
		Six Months Ended	Period Ended
		June 30, 2013	December 31,
		Unaudited	2012 (1)
Net asset value, beginning of period		$ 10.06	$ 10.00

Activity from investment operations:
	Net investment income (2)	0.06	0.06
	Net realized and unrealized
	gain(loss) on investments	(0.38)	0.00	(8)
Total from investment operations		(0.32)	0.06

Net asset value, end of period		$ 9.74	$ 10.06

Total return (3)		(3.18)%	0.60%

Net assets, at end of period (000s)		$ 288	$ 63

Ratio of gross expenses to average
	net assets (4)(5)(6)	21.12%	159.45%
Ratio of net expenses to average
	net assets (5)(6)	1.49%	1.49%
Ratio of net investment income
	to average net assets (5)(6)(9)	1.34%	4.12%

Portfolio Turnover Rate (7)		113%	0%

(1)	The Innealta Capital Sector Rotation Portfolio's Class 2 shares commenced operations November 8, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.  Had the Adviser not waived its fees and reimbursed expenses, total return would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Portfolio invests.
(7)	Not annualized.
(8)	Less than $0.01 per share.
(9)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

		Class 2	Class 2
		Six Months Ended	Period Ended
		June 30, 2013	December 31,
		Unaudited	2012 (1)
Net asset value, beginning of period		$ 10.06	$ 10.00

Activity from investment operations:
	Net investment income (2)	0.10	0.06
	Net realized and unrealized
	gain(loss) on investments	(0.38)	0.00	(8)
Total from investment operations		(0.28)	0.06

Net asset value, end of period		$ 9.78	$ 10.06

Total return (3)		(2.78)%	0.60%

Net assets, at end of period (000s)		$ 359	$ 63

Ratio of gross expenses to average
	net assets (4)(5)(6)	24.26%	162.87%
Ratio of net expenses to average
	net assets (5)(6)	1.49%	1.49%
Ratio of net investment income
	to average net assets (5)(6)(9)	2.27%	4.07%

Portfolio Turnover Rate (7)		147%	0%

(1)	The Innealta Capital Country Rotation Portfolio's Class 2 shares commenced operations November 8, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees and reimbursed expenses, total return would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Portfolio invests.
(7)	Not annualized.
(8)	Less than $0.01 per share.
(9)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2013

1.

ORGANIZATION

The Innealta Capital Sector Rotation Portfolio (the “Sector Rotation Portfolio”) and Innealta Capital Country Rotation Portfolio (the “Country Rotation Portfolio”)(collectively, the “Portfolios”), are each a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 2, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Sector Rotation Portfolio and Country Rotation Portfolio seek capital appreciation and current income, consistent with the preservation of capital.  The Portfolios commenced operations on November 8, 2012.

The Portfolios currently offer Class 2 shares and are offered at net asset value without an initial sales charge and are subject to a 0.25% Rule 12b-1 distribution and servicing fee.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Underlying Funds - The Portfolios may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolios will not change.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives  from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security;

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

 (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolios utilize various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

June 30, 2013 for the Portfolios’ investments measured at fair value:

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Innealta Capital Sector Rotation Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 274,488	$ -	$ -	$ 274,488
Short-Term Investment	7,952	-	-	7,952
Total	$ 282,440	$ -	$ -	$ 282,440

Innealta Capital Country Rotation Portfoliio
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 346,765	$ -	$ -	$ 346,765
Short-Term Investment	7,711	-	-	7,711
Total	$ 354,476	$ -	$ -	$ 354,476

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Portfolios’ policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Portfolios did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Portfolios intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Portfolios’ 2013 tax returns. The Portfolios have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $435,090 and $209,728, respectively, for Sector Rotation Portfolio. For the six months ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $533,644 and $238,933, respectively, for Country Rotation Portfolio.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. AFAM Capital, Inc. (the Innealta Capital Division) serves as the Portfolios’ Investment Adviser (the “Adviser”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolios are also officers of GFS.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Portfolios, the Adviser, under the oversight of the Board, directs the daily operations of the Portfolios and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of Sector Rotation Portfolio and 1.00%

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

 of Country Rotation Portfolio average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2014 to waive a portion of its advisory fee and has agreed to reimburse Sector Rotation Portfolio and Country Rotation Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolios (excluding front end or contingent deferred loads, acquired fund fees and expenses, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short)), or extraordinary expenses, such as litigation do not exceed the following:

Class 2
Sector Rotation Portfolio	1.49%
Country Rotation Portfolio	1.49%

These amounts will herein be referred to as the "expense limitations" and are based upon a per annum of the Portfolios’ average daily net assets.  For the six months ended June 30, 2013, the Adviser waived fees and reimbursed expenses for Class 2 shares in the amount of $18,886 for Sector Rotation Portfolio and $17,926 for Country Rotation Portfolio.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Portfolios operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio(s) provided that such reimbursement does not cause that Portfolio's operating expenses to exceed the respective expense limitation. If any Portfolio's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Portfolio(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Portfolios by the following date:

12/31/2015
Sector Rotation Portfolio	$6,793
Country Rotation Portfolio	$7,006

Distributor- The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class 2 shares (“12b-1 Plan” or the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Portfolios at an annual rate of 0.25% of the average daily net assets of each Portfolio’s Class 2 shares. The Portfolios will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios’ shareholder accounts, not otherwise required to be provided by the Adviser.  The Distributor acts as the Portfolios’ principal underwriter in a continuous public offering of the Portfolios’ shares.  The Distributor is an affiliate GFS. For the six

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

months ended June 30, 2013, the Distributor did not receive any underwriting commissions for sales of Class 2 shares.

Trustees- Effective April 1, 2013, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $4,875 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or and adviser received a quarterly fee of $3,500. Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives $15,000 annual fee, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust received no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Portfolios pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Portfolios. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Portfolios.

5.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolios, under section 2(a) 9 of the Act.  As of June 30, 2013, Jefferson National Life Insurance Company held 89.29% of the voting securities of the Capital Sector Rotation Portfolio and 91.18% of the voting securities of the Capital Country Rotation Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

6.

TAX COMPONENTS OF CAPITAL

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
Sector Rotation Portfolio	$ 177	$ 29	$ -	$ -	$ 137	$ 343
Country Rotation Portfolio	177	29	-	-	146	352

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Innealta Capital Portfolios

EXPENSE EXAMPLES (Unaudited)

June 30, 2013

As a shareholder of Innealta Capital Sector Rotation Portfolio and Innealta Capital Country Rotation Portfolio, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in Innealta Capital Sector Rotation Portfolio and Innealta Capital Country Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested and held for the entire period from December 31, 2012 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Innealta Capital Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/31/12	Ending Account Value 6/30/13	Expenses Paid During Period 12/31/12 – 6/30/13*	Expense Ratio During Period 12/31/12 – 6/30/13**
Innealta Capital Sector Rotation Portfolio:
Class 2	$1,000.00	$ 968.20	$ 7.39	1.49%

Innealta Capital Country Rotation Portfolio: Class 2	$1,000.00	$ 972.20	$ 7.41	1.49%
Hypothetical (5% return before Expenses)
Innealta Capital Sector Rotation Portfolio:
Class 2	$1,000.00	$1,017.41	$ 7.45	1.49%

Innealta Capital Country Rotation Portfolio: Class 2	$1,000.00	$1,017.41	$ 7.45	1.49%

*”Actual” expenses are equal to the average account value over the period, multiplied by the Portfolios’ annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

** Annualized.

Innealta Capital Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

Approval of Advisory Agreement –Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio *

In connection with the September 26-27, 2012 meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as the term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Agreement”) between Al Frank Asset Management, Inc. (the “Adviser”) and the Trust, on behalf of the Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio (each a “Portfolio”, collectively referred to as the “Portfolios”).

The Trustees were assisted by independent legal counsel throughout the Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreement.

Nature, Extent and Quality of Services.   The Trustees discussed the nature of the Adviser’s operations.  A representative of Trust Management noted that the two existing Innealta funds in the Northern Lights Funds Trust II are performing as expected and that Innealta Capital is, thus far, a reliable service provider.  The Board reviewed information about the firm’s fund management personnel including their background and experience.  The Trustees noted that the proposed adviser potentially offers great benefits to the shareholders with an intersection of rocket science and investment intellect with the Fund’s portfolio manager.  The Trustees also considered the unique nature of the strategy, the significant assets under management and the strong background of the investment personnel, and noted the benefit it would bring to shareholders.  Finally, they noted that a representative of the Adviser had reported to the Board that the proposed adviser is one of the largest tactical Exchange Traded Funds managers in the U.S. according to Morningstar.  The Board then reviewed financial information about the firm provided by the Adviser.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Portfolios had not yet commenced operations, the Trustees could not consider the Portfolios’ performance. The Board considered the past performance of other portfolios managed by the Adviser since 2009, and noted that as compared to a blended benchmark, the Country Rotation Portfolio has outperformed since inception. They further noted that the Sector Rotation Portfolio has recently outperformed the benchmark, and while it underperformed the benchmark since inception, the absolute returns were positive.  The Trustees further noted that the Adviser manages a retail version of each of the Portfolios, but the period of performance, 9 months, is too limited to be useful.  The Board concluded that the Adviser has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that the proposed management fee for both Portfolios is 1.00%.  The Trustees compared the proposed management fees to the average fees charged within each Portfolio’s respective peer group, and Morningstar category, noting that the proposed fees were close to peer group average, and higher than the Morningstar category average.  The Board concluded that the higher cost was justified by the innovative strategy and uniquely qualified advisory staff and significant years of experience managing the particular asset classes.

Innealta Capital Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2013

Economies of Scale.  The Board considered whether there will be economies of scale with respect to fees charged by the Adviser.  The Trustees discussed specific asset levels at which the Adviser and the Board would engage in a discussion of breakpoints.  They noted that the Adviser was amenable to those discussions, and that a representative of the Adviser had agreed to discuss it in more detail when either Portfolio reaches $400 million.  The Trustees concluded that economies of scale would be revisited after the Portfolios are launched and their respective sizes increase.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of each Portfolio and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Portfolios.  The Board also considered the profits to be realized by the Adviser from other activities related to the Portfolios, and noted that the Adviser does not anticipate realizing any benefits from the relationship with the Portfolios other than the management fee.  Further, they noted, that the Adviser estimates that during the first fiscal year it will realize no profit and is expecting a small loss. Accordingly, the Board was satisfied that the Adviser’s level of profitability from its relationship with each Portfolio would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the Agreement is in the best interests of the Trust and the future shareholders of the Portfolios.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolios.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISOR

AFAM Capital, Inc.

12117 FM 2244, Building 3, Suite 170

Austin, Texas 78738

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/4/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/4/13